Distribution Date:	07/17/25	BANK5 2024-5YR12
Determination Date:	07/11/25
Next Distribution Date:	08/15/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2024-5YR12

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.

Certificate Factor Detail	3		Leland F. Bunch, III	(646) 855-3953

Certificate Interest Reconciliation Detail	4		Bank of America Tower, One Bryant Park, NY1-100-11-07 | New York, NY 10036 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6			trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC

Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing	trimont.commercial.servicing@cms.trimont.com
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Current Mortgage Loan and Property Stratification	10-14
		Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	15-16
			Attention: Alan Williams	keybank_notices@keybank.com
Mortgage Loan Detail (Part 2)	17-18		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Park Bridge Lender Services LLC
Historical Detail	20	Representations Reviewer
			Attention: BANK5 2024-5YR12 Surveillance Manager	cmbs.notices@parkbridgefinancial.com
Delinquency Loan Detail	21
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	22
		Trustee	Computershare Trust Company, N.A.
Specially Serviced Loan Detail - Part 1	23		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25

Historical Liquidated Loan Detail	26

Historical Bond / Collateral Loss Reconciliation Detail	27

Interest Shortfall Detail - Collateral Level	28

Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06644XBA3	5.092000%	2,556,000.00	2,321,600.61	44,430.80	9,851.33	0.00	0.00	54,282.13	2,277,169.81	33.51%	33.50%
A-2	06644XBB1	5.422000%	114,000,000.00	114,000,000.00	0.00	515,090.00	0.00	0.00	515,090.00	114,000,000.00	33.51%	33.50%
A-3	06644XBG0	5.902000%	465,997,000.00	465,997,000.00	0.00	2,291,928.58	0.00	0.00	2,291,928.58	465,997,000.00	33.51%	33.50%
A-S	06644XBP0	6.122000%	81,141,000.00	81,141,000.00	0.00	413,954.33	0.00	0.00	413,954.33	81,141,000.00	24.24%	24.24%
B	06644XBT2	6.276498%	43,692,000.00	43,692,000.00	0.00	228,527.30	0.00	0.00	228,527.30	43,692,000.00	19.25%	19.25%
C	06644XBY1	6.302498%	33,288,000.00	33,288,000.00	0.00	174,831.30	0.00	0.00	174,831.30	33,288,000.00	15.45%	15.45%
D	06644XAJ5	4.000000%	18,725,000.00	18,725,000.00	0.00	62,416.67	0.00	0.00	62,416.67	18,725,000.00	13.32%	13.31%
E	06644XAL0	4.000000%	9,363,000.00	9,363,000.00	0.00	31,210.00	0.00	0.00	31,210.00	9,363,000.00	12.25%	12.24%
F	06644XAN6	4.802498%	18,725,000.00	18,725,000.00	0.00	74,938.98	0.00	0.00	74,938.98	18,725,000.00	10.11%	10.11%
G	06644XAQ9	4.802498%	11,443,000.00	11,443,000.00	0.00	45,795.82	0.00	0.00	45,795.82	11,443,000.00	8.80%	8.80%
J*	06644XAS5	4.802498%	33,289,000.00	33,289,000.00	0.00	133,225.30	0.00	0.00	133,225.30	33,289,000.00	5.00%	5.00%
R	06644XAW6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
RR	06644XAY2	6.302498%	34,738,500.00	34,728,715.70	1,854.63	182,398.05	0.00	0.00	184,252.68	34,726,861.07	0.00%	0.00%
RR Interest	N/A	6.302498%	9,062,500.00	9,059,947.49	483.83	47,583.59	0.00	0.00	48,067.42	9,059,463.66	0.00%	0.00%
V	06644XAU0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			876,020,000.00	875,773,263.80	46,769.26	4,211,751.25	0.00	0.00	4,258,520.51	875,726,494.54

X-A	06644XBM7	0.497697%	582,553,000.00	582,318,600.61	0.00	241,515.00	0.00	0.00	241,515.00	582,274,169.81
X-B	06644XBN5	0.099808%	158,121,000.00	158,121,000.00	0.00	13,151.49	0.00	0.00	13,151.49	158,121,000.00
X-D	06644XAA4	2.302498%	28,088,000.00	28,088,000.00	0.00	53,893.81	0.00	0.00	53,893.81	28,088,000.00
X-F	06644XAC0	1.500000%	18,725,000.00	18,725,000.00	0.00	23,406.25	0.00	0.00	23,406.25	18,725,000.00
X-G	06644XAE6	1.500000%	11,443,000.00	11,443,000.00	0.00	14,303.75	0.00	0.00	14,303.75	11,443,000.00
X-J	06644XAG1	1.500000%	33,289,000.00	33,289,000.00	0.00	41,611.25	0.00	0.00	41,611.25	33,289,000.00
Notional SubTotal			832,219,000.00	831,984,600.61	0.00	387,881.55	0.00	0.00	387,881.55	831,940,169.81

Deal Distribution Total					46,769.26	4,599,632.80	0.00	0.00	4,646,402.06

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06644XBA3	908.29444836	17.38294210	3.85419797	0.00000000	0.00000000	0.00000000	0.00000000	21.23714006	890.91150626
A-2	06644XBB1	1,000.00000000	0.00000000	4.51833333	0.00000000	0.00000000	0.00000000	0.00000000	4.51833333	1,000.00000000
A-3	06644XBG0	1,000.00000000	0.00000000	4.91833334	0.00000000	0.00000000	0.00000000	0.00000000	4.91833334	1,000.00000000
A-S	06644XBP0	1,000.00000000	0.00000000	5.10166661	0.00000000	0.00000000	0.00000000	0.00000000	5.10166661	1,000.00000000
B	06644XBT2	1,000.00000000	0.00000000	5.23041518	0.00000000	0.00000000	0.00000000	0.00000000	5.23041518	1,000.00000000
C	06644XBY1	1,000.00000000	0.00000000	5.25208183	0.00000000	0.00000000	0.00000000	0.00000000	5.25208183	1,000.00000000
D	06644XAJ5	1,000.00000000	0.00000000	3.33333351	0.00000000	0.00000000	0.00000000	0.00000000	3.33333351	1,000.00000000
E	06644XAL0	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	06644XAN6	1,000.00000000	0.00000000	4.00208171	0.00000000	0.00000000	0.00000000	0.00000000	4.00208171	1,000.00000000
G	06644XAQ9	1,000.00000000	0.00000000	4.00208162	0.00000000	0.00000000	0.00000000	0.00000000	4.00208162	1,000.00000000
J	06644XAS5	1,000.00000000	0.00000000	4.00208177	0.00000000	0.02605185	0.00000000	0.00000000	4.00208177	1,000.00000000
R	06644XAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
RR	06644XAY2	999.71834420	0.05338832	5.25060236	0.00000000	0.00104553	0.00000000	0.00000000	5.30399067	999.66495588
RR Interest	N/A	999.71834372	0.05338814	5.25060303	0.00000000	0.00104497	0.00000000	0.00000000	5.30399117	999.66495559
V	06644XAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06644XBM7	999.59763422	0.00000000	0.41458030	0.00000000	0.00000000	0.00000000	0.00000000	0.41458030	999.52136511
X-B	06644XBN5	1,000.00000000	0.00000000	0.08317358	0.00000000	0.00000000	0.00000000	0.00000000	0.08317358	1,000.00000000
X-D	06644XAA4	1,000.00000000	0.00000000	1.91874858	0.00000000	0.00000000	0.00000000	0.00000000	1.91874858	1,000.00000000
X-F	06644XAC0	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-G	06644XAE6	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000
X-J	06644XAG1	1,000.00000000	0.00000000	1.25000000	0.00000000	0.00000000	0.00000000	0.00000000	1.25000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	06/01/25 - 06/30/25	30	0.00	9,851.33	0.00	9,851.33	0.00	0.00	0.00	9,851.33	0.00
A-2	06/01/25 - 06/30/25	30	0.00	515,090.00	0.00	515,090.00	0.00	0.00	0.00	515,090.00	0.00
A-3	06/01/25 - 06/30/25	30	0.00	2,291,928.58	0.00	2,291,928.58	0.00	0.00	0.00	2,291,928.58	0.00
X-A	06/01/25 - 06/30/25	30	0.00	241,515.00	0.00	241,515.00	0.00	0.00	0.00	241,515.00	0.00
X-B	06/01/25 - 06/30/25	30	0.00	13,151.49	0.00	13,151.49	0.00	0.00	0.00	13,151.49	0.00
X-D	06/01/25 - 06/30/25	30	0.00	53,893.81	0.00	53,893.81	0.00	0.00	0.00	53,893.81	0.00
X-F	06/01/25 - 06/30/25	30	0.00	23,406.25	0.00	23,406.25	0.00	0.00	0.00	23,406.25	0.00
X-G	06/01/25 - 06/30/25	30	0.00	14,303.75	0.00	14,303.75	0.00	0.00	0.00	14,303.75	0.00
X-J	06/01/25 - 06/30/25	30	0.00	41,611.25	0.00	41,611.25	0.00	0.00	0.00	41,611.25	0.00
A-S	06/01/25 - 06/30/25	30	0.00	413,954.33	0.00	413,954.33	0.00	0.00	0.00	413,954.33	0.00
B	06/01/25 - 06/30/25	30	0.00	228,527.30	0.00	228,527.30	0.00	0.00	0.00	228,527.30	0.00
C	06/01/25 - 06/30/25	30	0.00	174,831.30	0.00	174,831.30	0.00	0.00	0.00	174,831.30	0.00
D	06/01/25 - 06/30/25	30	0.00	62,416.67	0.00	62,416.67	0.00	0.00	0.00	62,416.67	0.00
E	06/01/25 - 06/30/25	30	0.00	31,210.00	0.00	31,210.00	0.00	0.00	0.00	31,210.00	0.00
F	06/01/25 - 06/30/25	30	0.00	74,938.98	0.00	74,938.98	0.00	0.00	0.00	74,938.98	0.00
G	06/01/25 - 06/30/25	30	0.00	45,795.82	0.00	45,795.82	0.00	0.00	0.00	45,795.82	0.00
J	06/01/25 - 06/30/25	30	863.78	133,225.30	0.00	133,225.30	0.00	0.00	0.00	133,225.30	867.24
RR	06/01/25 - 06/30/25	30	36.13	182,398.05	0.00	182,398.05	0.00	0.00	0.00	182,398.05	36.32
RR Interest	06/01/25 - 06/30/25	30	9.42	47,583.59	0.00	47,583.59	0.00	0.00	0.00	47,583.59	9.47
Totals			909.33	4,599,632.80	0.00	4,599,632.80	0.00	0.00	0.00	4,599,632.80	913.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (Exch)	N/A	5.422000%	114,000,000.00	114,000,000.00	0.00	515,090.00	0.00	0.00	515,090.00	114,000,000.00
A-2-1	06644XBC9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06644XBD7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06644XBE5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06644XBF2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (Exch)	N/A	5.902000%	465,997,000.00	465,997,000.00	0.00	2,291,928.58	0.00	0.00	2,291,928.58	465,997,000.00
A-3-1	06644XBH8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06644XBJ4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06644XBK1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06644XBL9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (Exch)	N/A	6.122000%	81,141,000.00	81,141,000.00	0.00	413,954.33	0.00	0.00	413,954.33	81,141,000.00
A-S-1	06644XBQ8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06644XCD6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06644XBR6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06644XBS4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Exch)	N/A	6.276498%	43,692,000.00	43,692,000.00	0.00	228,527.30	0.00	0.00	228,527.30	43,692,000.00
B-1	06644XBU9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06644XBV7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06644XBW5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06644XBX3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Exch)	N/A	6.302498%	33,288,000.00	33,288,000.00	0.00	174,831.30	0.00	0.00	174,831.30	33,288,000.00
C-1	06644XBZ8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06644XCA2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06644XCB0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06644XCC8	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			738,118,000.00	738,118,000.00	0.00	3,624,331.51	0.00	0.00	3,624,331.51	738,118,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06644XBC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06644XBD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06644XBH8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06644XBJ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06644XBQ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06644XCD6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06644XBU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06644XBV7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06644XBZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06644XCA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06644XBE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06644XBF2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06644XBK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06644XBL9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06644XBR6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06644XBS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06644XBW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06644XBX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06644XCB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06644XCC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	4,646,402.06
Non-VRR Interest Available Funds	4,414,949.32
VRR Interest Available Funds	232,365.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,614,379.14	Master Servicing Fee	5,251.52
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,852.77
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	364.91
ARD Interest	0.00	Operating Advisor Fee	1,065.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	211.65
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,614,379.14	Total Fees	14,746.36

Principal		Expenses/Reimbursements
Scheduled Principal	46,769.26	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	46,769.26	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,599,632.80
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	46,769.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,646,402.06
Total Funds Collected	4,661,148.40	Total Funds Distributed	4,661,148.42

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	875,773,263.80	875,773,263.80	Beginning Certificate Balance	875,773,263.80
(-) Scheduled Principal Collections	46,769.26	46,769.26	(-) Principal Distributions	46,769.26
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	875,726,494.54	875,726,494.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	875,773,263.80	875,773,263.80	Ending Certificate Balance	875,726,494.54
Ending Actual Collateral Balance	875,726,494.54	875,726,494.54

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.30%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	2	7,500,000.00	0.86%	52	6.0324	1.482000	1.70 or less	25	569,891,494.54	65.08%	52	6.5232	1.345423
5,000,001 to 15,000,000	20	210,470,000.00	24.03%	52	6.1760	1.523688	1.71 to 2.10	13	245,835,000.00	28.07%	52	6.0848	1.842778
15,000,001 to 25,000,000	6	127,050,000.00	14.51%	52	5.7683	1.557488	2.11 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 35,000,000	5	142,000,000.00	16.22%	53	6.2381	2.195160	2.51 or greater	2	60,000,000.00	6.85%	52	5.3921	3.170000
35,000,001 to 55,000,000	4	192,500,000.00	21.98%	52	6.5638	1.355740	Totals	40	875,726,494.54	100.00%	52	6.3226	1.610051
55,000,001 or greater	3	196,206,494.54	22.40%	52	6.6745	1.567670
Totals	40	875,726,494.54	100.00%	52	6.3226	1.610051
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	3	12,341,812.50	1.41%	52	5.9700	1.710000	Texas	10	60,354,690.05	6.89%	53	7.0594	1.138470
Arizona	6	20,778,000.00	2.37%	52	5.7820	1.573074	Virginia	1	1,468,437.50	0.17%	52	5.9700	1.710000
Arkansas	4	9,973,812.50	1.14%	52	5.9700	1.710000	West Virginia	14	14,726,000.00	1.68%	52	5.9700	1.710000
California	3	62,610,800.00	7.15%	53	6.7971	2.004048	Totals	154	875,726,494.54	100.00%	52	6.3226	1.610051
Delaware	1	4,549,000.00	0.52%	52	6.0800	1.182400
									Property Type³
Florida	15	31,733,339.80	3.62%	51	5.7655	1.534200
Georgia	2	15,385,000.00	1.76%	53	6.4577	1.572445		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	1	3,415,992.56	0.39%	50	6.0800	1.440000		Properties	Balance	Agg. Bal.			DSCR¹
Indiana	7	82,107,115.37	9.38%	51	5.5496	1.383716	Industrial	16	27,000,000.00	3.08%	53	7.1700	1.510000
Iowa	4	2,472,551.54	0.28%	50	6.0800	1.440000	Lodging	2	59,984,000.00	6.85%	53	6.8408	2.048701
Kentucky	1	524,920.30	0.06%	50	6.0800	1.440000	Mixed Use	10	149,378,857.15	17.06%	52	6.2729	1.910819
Michigan	6	17,237,955.36	1.97%	53	7.8035	1.571988	Mobile Home Park	46	142,220,000.00	16.24%	52	5.9903	1.442884
Missouri	1	64,706,494.54	7.39%	53	7.8280	1.390000	Multi-Family	5	116,950,000.00	13.35%	51	5.8508	1.318455
Montana	1	20,300,000.00	2.32%	52	6.1140	1.257200	Office	7	112,071,637.39	12.80%	53	7.4909	1.636027
Nevada	1	1,867,984.69	0.21%	53	6.0700	1.356600	Other	1	805,714.29	0.09%	52	5.3921	3.170000
New Hampshire	1	5,793,600.00	0.66%	51	5.6870	1.580000	Retail	14	176,766,285.71	20.19%	52	6.0754	1.496323
New Jersey	1	2,370,000.00	0.27%	52	6.0800	1.182400	Self Storage	53	90,550,000.00	10.34%	52	5.9848	1.668280
New York	26	274,500,000.00	31.35%	52	5.8910	1.885009	Totals	154	875,726,494.54	100.00%	52	6.3226	1.610051
North Carolina	6	35,010,147.96	4.00%	53	6.1169	1.376299
Ohio	10	47,351,441.22	5.41%	53	6.7185	1.658671
Oklahoma	16	27,000,000.00	3.08%	53	7.1700	1.510000
Oregon	1	8,300,000.00	0.95%	51	6.3500	1.372300
Pennsylvania	4	17,016,773.65	1.94%	52	6.0800	1.196566
South Carolina	1	9,000,000.00	1.03%	53	6.1800	1.049500
Tennessee	7	22,830,625.00	2.61%	51	6.6570	1.443524

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.9999% or less	17	364,250,000.00	41.59%	52	5.6008	1.877989	12 months or less	40	875,726,494.54	100.00%	52	6.3226	1.610051
	6.0000% to 6.9999%	16	312,120,000.00	35.64%	52	6.4282	1.453444	13 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.0000% or greater	7	199,356,494.54	22.76%	53	7.4762	1.365682	Totals	40	875,726,494.54	100.00%	52	6.3226	1.610051
	Totals	40	875,726,494.54	100.00%	52	6.3226	1.610051
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	56 months or less	40	875,726,494.54	100.00%	52	6.3226	1.610051	Interest Only	39	811,020,000.00	92.61%	52	6.2025	1.627607
	57 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	1	64,706,494.54	7.39%	53	7.8280	1.390000
	Totals	40	875,726,494.54	100.00%	52	6.3226	1.610051	Totals	40	875,726,494.54	100.00%	52	6.3226	1.610051
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		27	634,556,494.54	72.46%	52	6.1573	1.746225			No outstanding loans in this group
	Totals	40	875,726,494.54	100.00%	52	6.3226	1.610051

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	329150001	RT	Elmhurst	NY	Actual/360	5.370%	89,500.00	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	07/06/25
1A	329150101	RT	Elmhurst	NY	Actual/360	5.370%	67,125.00	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	07/06/25
1B	329150201	RT	Elmhurst	NY	Actual/360	5.370%	31,325.00	0.00	0.00	N/A	11/06/29	--	7,000,000.00	7,000,000.00	07/06/25
1C	329150301	RT	Elmhurst	NY	Actual/360	5.370%	89,500.00	0.00	0.00	N/A	11/06/29	--	20,000,000.00	20,000,000.00	07/06/25
1D	329150401	RT	Elmhurst	NY	Actual/360	5.370%	67,125.00	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	07/06/25
1E	329150501	RT	Elmhurst	NY	Actual/360	5.370%	35,800.00	0.00	0.00	N/A	11/06/29	--	8,000,000.00	8,000,000.00	07/06/25
2	310969670	SS	Various	Various	Actual/360	5.970%	261,187.50	0.00	0.00	N/A	11/06/29	--	52,500,000.00	52,500,000.00	07/06/25
2A	310969808	SS	Enterprise	AL	Actual/360	5.970%	14,925.00	0.00	0.00	N/A	11/06/29	--	3,000,000.00	3,000,000.00	07/06/25
2B	203281075	SS	West Memphis	AR	Actual/360	5.970%	93,281.25	0.00	0.00	N/A	11/06/29	--	18,750,000.00	18,750,000.00	07/06/25
2C	203281077	SS	Belpre	OH	Actual/360	5.970%	44,775.00	0.00	0.00	N/A	11/06/29	--	9,000,000.00	9,000,000.00	07/06/25
3	300802480	MF	Granger	IN	Actual/360	5.490%	331,687.50	0.00	0.00	N/A	10/01/29	--	72,500,000.00	72,500,000.00	07/01/25
4	300802519	RT	Brooklyn	NY	Actual/360	6.827%	284,458.33	0.00	0.00	N/A	11/06/29	--	50,000,000.00	50,000,000.00	07/06/25
4A	300802522	RT	Brooklyn	NY	Actual/360	6.827%	85,337.50	0.00	0.00	N/A	11/06/29	--	15,000,000.00	15,000,000.00	07/06/25
5	300802529	OF	Kansas City	MO	Actual/360	7.828%	422,407.12	46,769.26	0.00	N/A	12/01/29	--	64,753,263.80	64,706,494.54	07/01/25
6	300802503	Various New York		NY	30/360	5.392%	134,802.25	0.00	0.00	N/A	11/09/29	--	30,000,000.00	30,000,000.00	07/09/25
6A	300802504	MU	New York	NY	30/360	5.392%	134,802.25	0.00	0.00	N/A	11/09/29	--	30,000,000.00	30,000,000.00	07/09/25
7	300802528	LO	Newport Beach	CA	Actual/360	6.865%	337,529.17	0.00	0.00	N/A	12/01/29	--	59,000,000.00	59,000,000.00	07/01/25
8	329150008	MU	Bronx	NY	Actual/360	6.130%	56,191.67	0.00	0.00	N/A	10/01/29	--	11,000,000.00	11,000,000.00	07/01/25
8A	329150108	MU	Bronx	NY	Actual/360	6.130%	204,333.33	0.00	0.00	N/A	10/01/29	--	40,000,000.00	40,000,000.00	07/01/25
9	329150009	MH	Various	Various	Actual/360	5.687%	118,479.17	0.00	0.00	N/A	10/01/29	--	25,000,000.00	25,000,000.00	07/01/25
9A	329150109	MH	Coolidge	AZ	Actual/360	5.687%	71,087.50	0.00	0.00	N/A	10/01/29	--	15,000,000.00	15,000,000.00	07/01/25
9B	329150209	MH	Arizona City	AZ	Actual/360	5.687%	47,391.67	0.00	0.00	N/A	10/01/29	--	10,000,000.00	10,000,000.00	07/01/25
10	329150010	MU	Fort Worth	TX	Actual/360	7.271%	302,958.33	0.00	0.00	N/A	12/05/29	--	50,000,000.00	50,000,000.00	07/05/25
11	310969247	OF	Cleveland	OH	Actual/360	7.257%	166,306.25	0.00	0.00	N/A	12/11/29	--	27,500,000.00	27,500,000.00	07/11/25
12	241013390	MH	Jacksonville	NC	Actual/360	6.150%	140,937.50	0.00	0.00	N/A	12/01/29	--	27,500,000.00	27,500,000.00	07/01/25
13	300802526	IN	Various	OK	Actual/360	7.170%	161,325.00	0.00	0.00	N/A	12/01/29	--	27,000,000.00	27,000,000.00	07/01/25
14	241013499	MH	Various	Various	Actual/360	6.080%	116,533.33	0.00	0.00	N/A	11/01/29	--	23,000,000.00	23,000,000.00	07/01/25
15	310968092	RT	Helena	MT	Actual/360	6.114%	103,428.50	0.00	0.00	N/A	11/11/29	--	20,300,000.00	20,300,000.00	07/11/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
16	329150016	MF	Memphis	TN	Actual/360	7.119%	80,978.62	0.00	0.00	N/A	09/01/29	--	13,650,000.00	13,650,000.00	07/01/25
17	241013704	MF	Brooklyn	NY	Actual/360	5.980%	67,275.00	0.00	0.00	N/A	12/01/29	--	13,500,000.00	13,500,000.00	07/01/25
18	241014079	MH	Various	Various	Actual/360	6.070%	63,861.46	0.00	0.00	N/A	12/01/29	--	12,625,000.00	12,625,000.00	07/01/25
19	329150019	MH	Various	Various	Actual/360	6.080%	56,240.00	0.00	0.00	N/A	09/01/29	--	11,100,000.00	11,100,000.00	07/01/25
20	329150020	OF	Southfield	MI	Actual/360	7.898%	69,107.50	0.00	0.00	N/A	12/05/29	--	10,500,000.00	10,500,000.00	07/05/25
21	241014229	MF	Fort Mill	SC	Actual/360	6.180%	46,350.00	0.00	0.00	N/A	12/01/29	--	9,000,000.00	9,000,000.00	07/01/25
22	300802491	MF	Portland	OR	Actual/360	6.350%	43,920.83	0.00	0.00	N/A	10/01/29	--	8,300,000.00	8,300,000.00	07/01/25
23	300802525	MH	Commerce	GA	Actual/360	6.732%	45,356.85	0.00	0.00	N/A	12/01/29	--	8,085,000.00	8,085,000.00	07/01/25
24	300802500	SS	Dahlonega	GA	Actual/360	6.154%	37,436.83	0.00	0.00	N/A	11/01/29	--	7,300,000.00	7,300,000.00	07/01/25
25	300802523	RT	Various	MI	Actual/360	7.850%	39,250.00	0.00	0.00	N/A	12/01/29	--	6,000,000.00	6,000,000.00	07/01/25
26	241013079	MH	Flagstaff	AZ	Actual/360	6.052%	27,284.43	0.00	0.00	N/A	12/01/29	--	5,410,000.00	5,410,000.00	07/01/25
27	329150027	MH	Anna	TX	Actual/360	6.074%	22,777.50	0.00	0.00	N/A	11/01/29	--	4,500,000.00	4,500,000.00	07/01/25
Totals							4,614,379.14	46,769.26	0.00				875,773,263.80	875,726,494.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	5,879,752.52	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	997,814.28	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	937,166.47	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	419,092.55	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,681,309.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
16	0.00	317,542.57	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	264,493.53	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	150,101.46	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	184,517.25	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	262,873.37	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	626,527.82	136,151.51	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	152,079.40	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	128,039.61	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	2,307,837.47	9,829,624.52				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.322623%	6.302418%	52
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.322704%	6.302498%	53
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.322760%	6.302554%	54
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.322839%	6.302634%	55
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.322894%	6.302689%	56
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.323021%	6.302816%	57
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.323075%	6.302869%	58
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		875,726,495	875,726,495		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	875,726,495	875,726,495	0	0	0	0
Jun-25	875,773,264	875,773,264	0	0	0	0
May-25	875,805,734	875,805,734	0	0	0	0
Apr-25	875,851,990	875,851,990	0	0	0	0
Mar-25	875,883,933	875,883,933	0	0	0	0
Feb-25	875,957,739	875,957,739	0	0	0	0
Jan-25	875,988,974	875,988,974	0	0	0	0

(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29